UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ];               Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lord Balniel
Title:        Chief Executive Officer
Phone:        020 7484 7476

Signature, Place, and Date of Signing:


     /s/ Lord Balniel            London, England              12/13/2005
     ----------------------      ----------------------       ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      48
                                                  -----------------------

Form 13F Information Table Value Total:              $ 300,547 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer                 Type of                 Value     Shrs or    Shr/  Investment  Other           Voting Authority
                               Class      Cusip       (x$1000)   Prn Amt.   Prn   Discretion  Managers    Sole     Shared     None

ALTRIA GROUP INC                COM       02209S103     $11,224        152,270     SHARED-DEFINED            0           NONE
AMERICAN EXPRESS CO             COM       025816109      $2,424         42,194     SHARED-DEFINED            0           NONE
AVON PRODS INC                  COM       054303102      $1,542         57,100     SHARED-DEFINED            0           NONE
BEACON ROOFING SUPPLY INC       COM       073685109      $5,242        160,800     SHARED-DEFINED            0           NONE
BOEING CO                       COM       097023105      $5,450         80,200     SHARED-DEFINED            0           NONE
CADIZ INC                     COM NEW     127537207      $2,141        112,804     SHARED-DEFINED            0           NONE
CISCO SYS INC                   COM       17275R102        $359         20,010     SHARED-DEFINED            0           NONE
CVS CORP                        COM       126650100      $1,949         67,200     SHARED-DEFINED            0           NONE
DIGITAS INC                     COM       25388K104     $13,783      1,213,280     SHARED-DEFINED            0           NONE
DOW CHEM CO                     COM       260543103        $713         17,100     SHARED-DEFINED            0           NONE
EXELON CORP                     COM       30161N101     $15,513        290,295     SHARED-DEFINED            0           NONE
EXXON MOBIL CORP                COM       30231G102      $5,655         88,994     SHARED-DEFINED            0           NONE
GENENTECH INC                 COM NEW     368710406      $7,709         91,540     SHARED-DEFINED            0           NONE
GENERAL ELEC CO                 COM       369604103      $3,082         91,540     SHARED-DEFINED            0           NONE
INTEL CORP                      COM       458140100        $426         17,300     SHARED-DEFINED            0           NONE
ITT INDS INC IND                COM       450911102     $16,375        144,150     SHARED-DEFINED            0           NONE
JOHNSON & JOHNSON               COM       478160104      $1,471         23,251     SHARED-DEFINED            0           NONE
KOHLS CORP                      COM       500255104      $6,533        130,200     SHARED-DEFINED            0           NONE
KYPHON INC                      COM       501577100     $16,660        379,150     SHARED-DEFINED            0           NONE
LIBERTY MEDIA CORP NEW       COM SER A    530718105        $947        117,619     SHARED-DEFINED            0           NONE
MACQUARIE FT TR GB INF UT DI    COM       55607W100      $4,316        153,050     SHARED-DEFINED            0           NONE
MEDTRONIC INC                   COM       585055106      $3,102         57,847     SHARED-DEFINED            0           NONE
MICROS SYS INC                  COM       594901100      $2,542         58,100     SHARED-DEFINED            0           NONE
MICROSOFT CORP                  COM       594918104      $1,580         61,400     SHARED-DEFINED            0           NONE
MOODYS CORP                     COM       615369105      $7,805        152,800     SHARED-DEFINED            0           NONE
MORGAN STANLEY                COM NEW     617446448     $19,497        361,450     SHARED-DEFINED            0           NONE
MOTOROLA INC.                   COM       620076109     $12,376        561,800     SHARED-DEFINED            0           NONE
MURPHY OIL CORP                 COM       626717102      $1,573         31,540     SHARED-DEFINED            0           NONE
NABORS INDUSTRIES INC           SHS       G6359F103        $851         11,850     SHARED-DEFINED            0           NONE
NATIONAL OILWELL VARCO INC      COM       637071101      $2,671         40,600     SHARED-DEFINED            0           NONE
ORIENT-EXPRESS HOTELS LTD       CL A      G67743107      $8,615        303,128     SHARED-DEFINED            0           NONE
PEPSICO INC                     COM       713448108      $3,518         62,040     SHARED-DEFINED            0           NONE
PROCTER & GAMBLE CO             COM       742718109      $1,085         18,250     SHARED-DEFINED            0           NONE
REPUBLIC SVCS INC               COM       760759100      $1,532         30,028     SHARED-DEFINED            0           NONE
REVLON INC                      CL A      761525500     $10,743      3,336,400     SHARED-DEFINED            0           NONE
REYNOLDS AMERICAN INC           COM       761713106     $12,627        152,095     SHARED-DEFINED            0           NONE
ROCKWELL COLLINS INC            COM       774341101      $8,722        180,500     SHARED-DEFINED            0           NONE
SALESFORCE COM INC              COM       79466L302      $1,497         65,900     SHARED-DEFINED            0           NONE
SARA LEE CORP                   COM       803111103     $11,179        589,900     SHARED-DEFINED            0           NONE
SCHLUMBERGER LTD                COM       806857108     $34,571        409,710     SHARED-DEFINED            0           NONE
SEASPAN CORP                    SHS       Y75638109      $1,672         86,413     SHARED-DEFINED            0           NONE
SONUS NETWORKS INC              COM       835916107      $2,811        485,525     SHARED-DEFINED            0           NONE
STERLING BANCORP                COM       859158107      $2,195         97,507     SHARED-DEFINED            0           NONE
SYMANTEC CORP                   COM       871503108        $601         26,890     SHARED-DEFINED            0           NONE
SYSCO CORP                      COM       871829107        $564         17,600     SHARED-DEFINED            0           NONE
TNS INC                         COM       872960109      $1,940         80,000     SHARED-DEFINED            0           NONE
UNITED TECHNOLOGIES CORP        COM       913017109     $20,676        398,850     SHARED-DEFINED            0           NONE
WACHOVIA CORP 2ND NEW           COM       929903102        $488         10,336     SHARED-DEFINED            0           NONE
